Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	3,252,396	2,317,034	363,593
Allowance for credit losses	(128,199)	(177,563)	(27,863)

Total	3,124,197	2,139,471	335,730

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Beginning balance	3,589	33,989	128,199	20,117
Additions charged to bad debt expense/current expected credit loss	37,141	104,434	53,294	8,363
Reversal	(465)	(8,751)	—	—
Write off	(6,276)	(1,473)	(3,930)	(617)

Ending balance	33,989	128,199	177,563	27,863